Trade and other receivables and other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current
Other assets-Rental deposits	€ 1,948
Non-current trade and other receivables and other assets	1,948
Current
Trade receivables	12,709	€ 8,572
Contract assets	3,884	2,329
Receivables due from shareholders	2,766	2,170
Other assets	5,846	5,125
Current trade and other receivables and other assets	25,205	18,196
Total non-current and current trade and other receivables and other assets	27,153	18,196
Short term deposits pledged as security	€ 1,500
Minimum
Current
Receivables Payment Terms	30 days
Maximum
Current
Receivables Payment Terms	90 days
Other assets
Current
VAT receivables	€ 1,311	1,317
Prepaid expenses	348	476
Receivables from grants	409	€ 489
Costs relating to the initial public offering included in other assets	€ 2,591